Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2025 shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Aug. 17, 2023 USD ($)
Share Capital Note Disclosure [Line Items]
Proceeds from common shares issued	$ 68,024	$ 31,901
Number of common shares issued for options exercised | shares	600,000
Value of common shares issued for options exercised	$ 738
October 2024 ATM Equity Program [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued | shares	38,109,822
Proceeds from common shares issued	$ 70,000
Shares issued during period, price per share | (per share)				$ 2.54	$ 1.84
Cash commission paid in equity distribution agreement	$ 1,800
Exercise of option one [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares	500,000
Exercise price of options exercised | $ / shares	$ 1.25
Exercise of option two [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares	100,000
Exercise price of options exercised | $ / shares	$ 1.1
August 2023 Equity Distribution Agreement [Member]
Share Capital Note Disclosure [Line Items]
Maximum proceeds under equity distribution agreement							$ 90,000
Number of common shares issued | shares		11,166,160
Proceeds from common shares issued		$ 32,900
Shares issued during period, price per share | $ / shares						$ 4.03
Cash commission paid in equity distribution agreement		1,000
Fees for share issue costs		$ 2
Restricted share units [Member]
Share Capital Note Disclosure [Line Items]
Number of common shares issued for options exercised | shares		39,150	326,644